Expense Example, No Redemption - FidelitySustainableLowDurationBondFund-AMCIZPRO - FidelitySustainableLowDurationBondFund-AMCIZPRO - Fidelity Sustainable Low Duration Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A
Expense Example, No Redemption:
1 Year	$ 191
3 Years	280
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M
Expense Example, No Redemption:
1 Year	191
3 Years	280
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C
Expense Example, No Redemption:
1 Year	228
3 Years	400
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I
Expense Example, No Redemption:
1 Year	26
3 Years	83
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	20
3 Years	$ 71